Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Related Party Transactions

18. Related Party Transactions

On July 24, 2013, the Company entered into a Consulting Agreement with Morana Jovan-Embiricos, Ph.D. (the "Consulting Agreement"), a member of the Company's board of directors. Pursuant to the Consulting Agreement, Dr. Jovan-Embiricos agreed to provide financial and strategic consulting services as may be requested by the Company, and such other consulting services as may be reasonably requested by the Company, from time to time from July 1, 2013 until June 30, 2014. The Company agreed to pay Dr. Jovan-Embiricos an aggregate consulting fee in cash of $160,000, of which $80,000 was paid on July 30, 2013 and the remaining $80,000 was paid on October 2, 2013.

On January 23, 2014, the Company entered into a consulting agreement with Orbit Advisors Limited (the "Orbit Agreement"), a Swiss company ("Orbit"), and Morana Jovan-Embiricos, Ph.D and an agreement terminating the Consulting Agreement dated July 24, 2013. The Orbit Agreement is effective as of January 22, 2014 and will continue in effect until December 31, 2014 or until the earlier termination thereof in accordance with its terms (the "Term"). Pursuant to the Orbit Agreement, Orbit has agreed to provide financial and strategic consulting services as may be requested by the Company, and such other consulting services as may be reasonably requested by the Company, from time to time during the Term. The Company agreed to pay Orbit an aggregate consulting fee in cash of $400,000 in four equal installments of $100,000 on each of January 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014. The Orbit Agreement contains customary provisions, applicable to both Orbit and Dr. Jovan-Embiricos, as Orbit's representative under the Orbit Agreement, regarding the treatment of the Company's confidential information and assignment of inventions, as well as an obligation of Orbit and Dr. Jovan-Embiricos to not solicit, during the Term and for a period of one year thereafter, any person or entity engaged by the Company as an employee, customer or supplier of, or consultant or advisor to, the Company to terminate such party's relationship with the Company. On February 27, 2014, the Company entered into a letter agreement terminating the Orbit Agreement.